Significant Events During the Period (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Apr. 25, 2024	Jan. 29, 2024	Jan. 25, 2024	Jun. 30, 2024	Mar. 11, 2024	Nov. 28, 2022
Significant Events During the Period [Line Items]
Gross proceeds (in Dollars)		$ 7,275
Issuance of ordinary shares				6,077,127
Warrant to purchase shares			7,994,181
Warrants term			66 months	66 months	66 months
Pricing floor (in Dollars per Share)			0.68
Percentage of gross cash proceeds				8.50%
Payment for legal expenses (in Dollars)				$ 90
Closing bid price per share (in Dollars per share)	$ 1
Pure Capital Ltd. [Member]
Significant Events During the Period [Line Items]
Purchased of private placement (in Dollars)				$ 300
Pre-Funded Warrants [Member]
Significant Events During the Period [Line Items]
Warrant to purchase shares			820,000	820,000
Exercise price of per share (in Dollars per share)			$ 0.00001
Series A Warrants [Member]
Significant Events During the Period [Line Items]
Warrant to purchase shares			3,380,586		13,373,177
Exercise price of per share (in Dollars per share)			$ 2.69	$ 0.68	$ 0.68
Series B Warrants [Member]
Significant Events During the Period [Line Items]
Warrant to purchase shares			7,994,181	5,257,127	7,904,181
Exercise price of per share (in Dollars per share)			$ 0.00001		$ 0.00001
Ordinary Shares [Member]
Significant Events During the Period [Line Items]
Warrant to purchase shares						403,504
Closing bid price per share (in Dollars per share)	$ 1
Private Placement [Member]
Significant Events During the Period [Line Items]
Gross proceeds (in Dollars)			$ 7,275
Issuance of ordinary shares			1,884,461
Private Placement [Member] | Series A Warrants [Member]
Significant Events During the Period [Line Items]
Warrant to purchase shares				3,380,586
Private Placement [Member] | Ordinary Shares [Member]
Significant Events During the Period [Line Items]
Warrant to purchase shares				2.69
Resale Registration Statement [Member] | Series A Warrants [Member]
Significant Events During the Period [Line Items]
Warrant to purchase shares			13,373,177